Shareholders' Capital - Common Shares at an Average Price (Details) shares in Thousands, share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) shares share	Dec. 31, 2024 CAD ($) shares share
Number of Common Shares
Vested (in shares) | share	(6,715)	(6,645)
Amount
Beginning balance	$ 4,171,010	$ 3,825,087
Vesting of share awards	330	1,167
Repurchase of common shares for cancellation	(29,420)	(222,200)
Ending balance	$ 2,389,049	$ 4,171,010
Shareholders’ capital
Number of Common Shares
Beginning balance (in shares) | shares	773,590	821,681
Vested (in shares) | shares	(112)	(272)
Common shares repurchased and cancelled (in shares) | shares	(8,134)	(48,363)
Ending balance (in shares) | shares	765,568	773,590
Amount
Beginning balance	$ 6,137,479	$ 6,527,289
Vesting of share awards	330	1,167
Repurchase of common shares for cancellation	(65,247)	(390,977)
Ending balance	$ 6,072,562	$ 6,137,479